Share Purchase Warrants (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Share Purchase Warrants
Warrants Outstanding, Beginning Balance	0	252,595	252,595
Number of Warrants Expire		(252,595)
Number of Warrants Granted (Note 9(b))	3,571,429
Warrants Outstanding, Ending Balance	3,571,429		252,595
Weighted Average Exercise Price, Beginning Balance		$ 1.44	$ 1.44
Weighted Average Exercise Price Expire		$ (1.44)
Weighted Average Exercise Price Granted	$ 0.11
Weighted Average Exercise Price, Ending Balance	$ 0.11
Weighted average remaining contractual life Beginning Balance		6 months 3 days	1 year 6 months 3 days
Weighted average remaining contractual life, granted	5 years
Weighted average remaining contractual life, Ending Balance	4 years 1 month 13 days
Liability amount, Beginning Balance	$ 0	$ 353	$ 131,603
Liability amount, Change in fair value	176,247	$ (353)	$ (131,250)
Liability amount, granted (Note 9(b))	48,846
Liability amount, Ending Balance	$ 225,093